Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ 1,493		¥ 2,481		¥ 851		¥ (4,610)
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	287		218		833		584
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(62)		(255)		(141)		(369)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(116)		0		(222)		0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	160		107		415		255
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(2,367)		235		(4,545)		(461)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	3,202		100		4,283		108
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	117		(25)		400		260
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0		0
Gains (losses) recognized in income on hedged item	0		0		0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2,398		3,346		3,506		(5,794)
Gains (losses) recognized in income on hedged item	(2,354)		(3,299)		(3,264)		5,431
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	215		127		435		153
Gains (losses) recognized in income on hedged item	(190)		(98)		(398)		(128)
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2,948		(934)		6,440		1,172
Gains (losses) recognized in income on hedged item	(3,046)		1,370		(7,114)		(910)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(5,088)		(12,324)		(13,097)		4,380
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income			7		21		21
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	419		1,594		265		1,594
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	629		1,194		2,665		3,448
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	10,477		(10,477)		23,292		8,342
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income			0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0		0
Nondesignated | Other (income) and expense | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2,403		1,760		6,202		2,367
Nondesignated | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,415)	[1]	(2,284)	[2]	(7,875)	[3]	(3,292)	[4]
Nondesignated | Interest Expense [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0		0
Nondesignated | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(5)		(12)		(1)		120
Nondesignated | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[1]	0	[2]	0	[3]	0	[4]
Nondesignated | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2		2		5		5
Nondesignated | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(752)		6,017		640		1,494
Nondesignated | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(40)	[1]	(337)	[2]	56	[3]	177	[4]
Nondesignated | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	411		1,119		1,923		3,635
Nondesignated | Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			10				(6)
Nondesignated | Credit derivatives held/written | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			0	[2]			0	[4]
Nondesignated | Credit derivatives held/written | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			0				0
Nondesignated | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	317		1,328		(1)		1,202
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(9)	[1]	(85)	[2]	(598)	[3]	(180)	[4]
Nondesignated | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		¥ 0		0		¥ 0
Nondesignated | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0
Nondesignated | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(158)				(1,080)
Nondesignated | Fair value hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				5
Nondesignated | Fair value hedges | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	8				24
Nondesignated | Fair value hedges | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0
Nondesignated | Fair value hedges | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 0				¥ 0

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).
[4]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).